Investments (Investment Income Net of Related Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Major Categories Of Investment Income Net Of Expenses [Line Items]
Gross Investment Income, Operating	$ 1,751,891	$ 1,475,396	$ 1,311,289
Investment Income, Investment Expense	(52,026)	(39,190)	(30,092)
Investment income, net of related expenses	1,699,865	1,436,206	1,281,197
Available-for-sale Securities [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Gross Investment Income, Operating	966,759	868,682	757,726
Mortgage Loans on Real Estate [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Gross Investment Income, Operating	121,476	96,901	55,931
Policy Loans [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Gross Investment Income, Operating	57,099	62,855	66,621
Funds Withheld At Interest [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Gross Investment Income, Operating	545,550	393,586	388,694
Short-term Investments [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Gross Investment Income, Operating	2,236	4,173	2,378
Other Aggregated Investments [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Gross Investment Income, Operating	$ 58,771	$ 49,199	$ 39,939